UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JDD	Nuveen Diversified Dividend and Income Fund Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.2% (96.2% of Total Investments)

	COMMON STOCKS – 37.8% (25.9% of Total Investments)

	Air Freight & Logistics – 0.7%

43,250	Deutsche Post AG, (2)	$1,537,726

	Airlines – 1.1%

45,002	Delta Air Lines Inc.	2,602,466

	Automobiles – 0.6%

21,309	Daimler AG, (2)	1,342,941

	Banks – 6.8%

507,155	AIB Group PLC, (2)	2,592,111
166,930	Bank of Ireland Group PLC	1,292,740
39,428	CIT Group Inc.	2,034,879
42,284	Citigroup Inc.	3,033,454
209,547	ING Groep NV, Sponsored ADR	2,717,825
12,590	JPMorgan Chase & Co	1,420,656
26,518	The Bank of NT Butterfield & Son Ltd	1,375,223
848,300	Unicaja Banco SA, 144A, (2), (3)	1,382,095
	Total Banks	15,848,983

	Biotechnology – 0.7%

20,919	Gilead Sciences Inc.	1,615,156

	Capital Markets – 2.4%

26,500	Aurelius Equity Opportunities SE & Co KGaA, (2)	1,398,748
233,100	Daiwa Securities Group Inc., (2)	1,417,656
104,566	Deutsche Boerse AG, ADR (2)	1,394,388
86,690	UBS Group AG, (2)	1,368,716
	Total Capital Markets	5,579,508

	Chemicals – 1.3%

47,615	DowDuPont Inc.	3,062,121

	Diversified Financial Services – 0.5%

145,881	Challenger Ltd/Australia, (2)	1,180,379

	Diversified Telecommunication Services – 1.4%

46,750	Nippon Telegraph & Telephone Corp, Sponsored ADR, (2)	2,105,854
113,555	Telefonica Brasil SA	1,102,216
	Total Diversified Telecommunication Services	3,208,070

	Electric Utilities – 1.0%

60,370	FirstEnergy Corp	2,243,953

	Electrical Equipment – 0.6%

16,040	Eaton Corp PLC	1,391,149

	Energy Equipment & Services – 0.0%

2,379	Ocean Rig UDW Inc., Class A, (3)	82,361

	Entertainment – 0.6%

42,754	Viacom Inc., Class B	1,443,375

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Food Products – 0.6%

174,737	Orkla ASA, Sponsored ADR	$1,472,159

	Gas Utilities – 0.6%

267,800	Italgas SpA, (2)	1,452,747

	Health Care Providers & Services – 0.0%

6,594	Millennium Health LLC, (2), (3)	349
6,140	Millennium Health LLC, (3), (4)	12,115
5,767	Millennium Health LLC, (3), (4)	10,802
	Total Health Care Providers & Services	23,266

	Hotels, Restaurants & Leisure – 0.4%

10,950	Hyatt Hotels Corp, Class A	871,511

	Household Durables – 0.7%

107,124	Sekisui House Ltd, (2)	1,633,560

	Industrial Conglomerates – 0.8%

15,429	Siemens AG, (2)	1,972,807

	Insurance – 3.5%

39,156	Ageas, (2)	2,104,975
7,330	Allianz SE, (2)	1,631,415
24,240	CNA Financial Corp	1,106,556
38,700	NN Group NV, (2)	1,727,276
11,730	RenaissanceRe Holdings Ltd	1,566,893
	Total Insurance	8,137,115

	Media – 0.2%

10,332	Cumulus Media Inc., Class A, (3)	176,471
655,185	Hibu plc, (2), (3)	205,073
2,099	Metro-Goldwyn-Mayer Inc., (2), (3)	182,351
3,185	Tribune Co, (2)	1,592
	Total Media	565,487

	Multi-Utilities – 0.9%

102,130	Veolia Environment SA, (2)	2,037,966

	Oil, Gas & Consumable Fuels – 3.1%

11,900	Chevron Corp	1,455,132
99,035	Enterprise Products Partners LP	2,845,276
262	HGIM Corp, (2), (3)	13,886
9	Southcross Holdings Borrower LP, (2), (3)	2,025
36,600	Suncor Energy Inc.	1,416,054
22,100	Total SA, Sponsored ADR	1,423,019
	Total Oil, Gas & Consumable Fuels	7,155,392

	Pharmaceuticals – 3.0%

34,399	AstraZeneca PLC, Sponsored ADR	1,361,168
16,900	Bayer AG, (2)	1,499,041
67,270	GlaxoSmithKline PLC, Sponsored ADR	2,702,236
46,485	Roche Holding AG, Sponsored ADR, (2)	1,401,988
	Total Pharmaceuticals	6,964,433

	Real Estate Management & Development – 1.0%

187,200	Great Eagle Holdings Ltd, (2)	935,054
816,690	Sino Land Co Ltd, (2)	1,399,162
	Total Real Estate Management & Development	2,334,216

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 0.9%

80,690	Cypress Semiconductor Corp	$1,169,198
46,549	Infineon Technologies AG, (2)	1,059,263
	Total Semiconductors & Semiconductor Equipment	2,228,461

	Software – 2.3%

17,362	Microsoft Corp	1,985,692
66,125	Oracle Corp	3,409,405
	Total Software	5,395,097

	Specialty Retail – 0.5%

368,350	Kingfisher PLC, (2)	1,245,474

	Technology Hardware, Storage & Peripherals – 0.6%

38,400	Samsung Electronics Co Ltd, (2)	1,309,718

	Tobacco – 1.0%

70,104	Imperial Brands PLC, Sponsored ADR, (2)	2,432,959
	Total Common Stocks (cost $77,266,744)	88,370,556

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 35.0% (24.0% of Total Investments)

	Diversified – 1.8%

135,230	Colony Capital Inc.	$823,551
79,000	Liberty Property Trust	3,337,750
	Total Diversified	4,161,301

	Health Care – 3.7%

172,600	HCP Inc.	4,542,832
45,310	Senior Housing Properties Trust	795,644
14,300	Ventas Inc.	777,634
38,340	Welltower Inc.	2,466,029
	Total Health Care	8,582,139

	Hotels, Restaurant & Leisure – 1.4%

119,767	Host Hotels & Resorts Inc.	2,527,084
22,225	Pebblebrook Hotel Trust	808,323
	Total Hotels, Restaurant & Leisure	3,335,407

	Industrial – 2.2%

76,723	Prologis Inc.	5,201,052

	Office – 6.1%

30,425	Alexandria Real Estate Equities Inc.	3,827,161
32,025	Boston Properties Inc.	3,941,957
50,975	Brandywine Realty Trust	801,327
44,200	Douglas Emmett Inc.	1,667,224
35,650	Hudson Pacific Properties Inc.	1,166,468
39,050	Kilroy Realty Corp	2,799,494
	Total Office	14,203,631

	Residential – 7.1%

167,250	American Homes 4 Rent, Class A	3,661,102
53,550	Apartment Investment & Management Co, Class A	2,363,162
22,350	AvalonBay Communities Inc.	4,048,703
50,850	Equity Residential	3,369,321
91,925	Invitation Homes Inc.	2,106,002
11,525	Sun Communities Inc.	1,170,248
	Total Residential	16,718,538

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares		Description (1)				Value

		Retail – 6.0%

7,200		Federal Realty Investment Trust				$910,584
137,325		Kimco Realty Corp				2,298,820
35,416		Macerich Company				1,958,151
26,025		Regency Centers Corp				1,683,037
23,060		Simon Property Group Inc.				4,075,855
26,800		Taubman Centers Inc.				1,603,444
55,450		Weingarten Realty Investors				1,650,192
		Total Retail				14,180,083

		Specialized – 6.7%

18,525		CoreSite Realty Corp				2,058,868
22,275		Digital Realty Trust Inc.				2,505,492
8,450		Equinix Inc.				3,657,921
26,525		Life Storage Inc.				2,524,119
23,999		Public Storage				4,838,918
		Total Specialized				15,585,318
		Total Real Estate Investment Trust (REIT) Common Stocks (cost $65,302,237)				81,967,469

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 33.2% (22.8% of Total Investments)

		Angola – 0.5%

$335		Angolan Government International Bond, 144A	8.250%	5/09/28	B3	$346,042
320		Angolan Government International Bond, 144A	9.375%	5/08/48	B3	337,843
425		Angolan Government International Bond, Reg S	9.375%	5/08/48	B3	448,037
		Total Angola				1,131,922

		Argentina – 1.8%

150		Argentine Republic Government International Bond	6.250%	4/22/19	B+	150,000
409		Argentine Republic Government International Bond	6.875%	4/22/21	B+	390,804
100	EUR	Argentine Republic Government International Bond	3.375%	1/15/23	B+	99,264
950		Argentine Republic Government International Bond	6.875%	1/26/27	B+	807,500
300		Argentine Republic Government International Bond	5.875%	1/11/28	B+	237,600
150	EUR	Argentine Republic Government International Bond	5.250%	1/15/28	B+	138,588
365		Argentine Republic Government International Bond, (7)	2.500%	12/31/38	B+	214,620
150		Argentine Republic Government International Bond	7.625%	4/22/46	B+	121,651
110		Argentine Republic Government International Bond	6.875%	1/11/48	B+	84,700
345		Autonomous City of Buenos Aires Argentina, 144A	8.950%	2/19/21	B+	345,000
310		Autonomous City of Buenos Aires Argentina, 144A	7.500%	6/01/27	B+	279,465
320		Autonomous City of Buenos Aires Argentina, Reg S	7.500%	6/01/27	B+	288,480
210		Provincia de Buenos Aires/Argentina, 144A	9.125%	3/16/24	B+	193,389
220		Provincia de Buenos Aires/Argentina, 144A	7.875%	6/15/27	B+	182,932
171		Provincia de Cordoba, 144A	7.125%	6/10/21	B+	159,030
166		YPF Sociedad Anonima, 144A	8.750%	4/04/24	B2	165,378
139		YPF Sociedad Anonima, 144A	6.950%	7/21/27	B+	121,583
140		YPF Sociedad Anonima, 144A	7.000%	12/15/47	B+	110,951
50		YPF Sociedad Anonima, Reg S	8.500%	7/28/25	B2	48,751
		Total Argentina				4,139,686

		Armenia – 0.3%

655		Republic of Armenia International Bond, Reg S	7.150%	3/26/25	B1	690,534

		Azerbaijan – 1.5%

1,710		Republic of Azerbaijan International Bond, Reg S	4.750%	3/18/24	BB+	1,734,549
780		Republic of Azerbaijan International Bond, Reg S	3.500%	9/01/32	BB+	664,355
200		Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	BB+	222,043
545		Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	BB+	605,550
210		State Oil Co of the Azerbaijan Republic, Reg S	6.950%	3/18/30	BB+	227,157
		Total Azerbaijan				3,453,654

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Brazil – 0.4%

$225		Centrais Eletricas Brasileiras SA, Reg S	5.750%	10/27/21	BB–	$219,825
2		Petrobras Global Finance BV	6.125%	1/17/22	Ba2	2,065
91		Petrobras Global Finance BV	5.999%	1/27/28	BB–	83,947
595		Petrobras Global Finance BV	5.750%	2/01/29	Ba2	531,781
200		Suzano Austria GmbH, 144A	6.000%	1/15/29	BBB–	200,800
		Total Brazil				1,038,418

		Bulgaria – 0.1%

185	EUR	Bulgaria Government International Bond, Reg S	3.125%	3/26/35	Baa2	229,400

		Chile – 0.2%

260		Corp Nacional del Cobre de Chile, 144A	3.625%	8/01/27	A+	248,654
200		Empresa Nacional del Petroleo, 144A	4.500%	9/14/47	A	179,200
		Total Chile				427,854

		China – 1.2%

200		Industrial & Commercial Bank of China Ltd, Reg S	4.875%	9/21/25	BBB+	201,664
430		State Grid Overseas Investment 2016 Ltd, 144A	3.500%	5/04/27	A+	409,487
450		State Grid Overseas Investment 2016 Ltd, 144A	4.250%	5/02/28	A+	451,884
230		Sinopec Group Overseas Development 2016 Ltd, 144A	3.500%	5/03/26	A+	217,888
925		Sinopec Group Overseas Development 2017 Ltd, 144A	3.625%	4/12/27	A1	877,568
580		Sinopec Group Overseas Development 2012 Ltd, Reg S	4.875%	5/17/42	A+	600,938
		Total China				2,759,429

		Columbia – 0.1%

260		Ecopetrol SA	5.875%	9/18/23	BBB	277,030

		Costa Rica – 0.2%

645		Costa Rica Government International Bond, Reg S	7.000%	4/04/44	Ba2	567,413

		Cote d’Ivoire (Ivory Coast) – 1.0%

335		Ivory Coast Government International Bond, 144A	5.375%	7/23/24	Ba3	320,762
100	EUR	Ivory Coast Government International Bond, 144A	5.250%	3/22/30	Ba3	110,210
390		Ivory Coast Government International Bond, 144A	6.125%	6/15/33	Ba3	355,749
365		Ivory Coast Government International Bond, Reg S	5.375%	7/23/24	Ba3	349,488
420		Ivory Coast Government International Bond, Reg S	6.375%	3/03/28	Ba3	405,300
175		Ivory Coast Government International Bond, Reg S, (7)	5.750%	12/31/32	B+	165,757
605		Ivory Coast Government International Bond, Reg S	6.125%	6/15/33	Ba3	551,868
		Total Cote d’Ivoire (Ivory Coast)				2,259,134

		Croatia – 2.0%

535		Croatia Government International Bond, Reg S	6.625%	7/14/20	BB+	562,017
710		Croatia Government International Bond, Reg S	6.375%	3/24/21	BB+	752,600
460		Croatia Government International Bond, Reg S	5.500%	4/04/23	BB+	486,457
1,355		Croatia Government International Bond, Reg S	6.000%	1/26/24	BB+	1,472,004
325	EUR	Croatia Government International Bond, Reg S	3.000%	3/11/25	BB+	407,622
425	EUR	Croatia Government International Bond, Reg S	3.000%	3/20/27	BB+	522,337
340	EUR	Croatia Government International Bond, Reg S	2.750%	1/27/30	BB+	398,363
		Total Croatia				4,601,400

		Dominican Republic – 1.2%

165		Dominican Republic International Bond, 144A	6.600%	1/28/24	BB–	173,958
550		Dominican Republic International Bond, 144A	5.500%	1/27/25	BB–	552,063
285		Dominican Republic International Bond, Reg S	6.600%	1/28/24	BB–	300,473
990		Dominican Republic International Bond, Reg S	5.875%	4/18/24	BB–	1,020,443
545		Dominican Republic International Bond, Reg S	7.450%	4/30/44	BB–	580,425
290		Dominican Republic International Bond, Reg S	6.850%	1/27/45	BB–	293,625
		Total Dominican Republic				2,920,987

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Ecuador – 0.5%

$786		Ecuador Government International Bond, 144A	9.650%	12/13/26	B–	$780,262
255		Ecuador Government International Bond, 144A	7.875%	1/23/28	B–	229,423
200		Ecuador Government International Bond, Reg S	7.950%	6/20/24	B–	190,340
		Total Ecuador				1,200,025

		Egypt – 0.8%

130		Egypt Government International Bond, 144A	4.750%	4/16/26	B	144,601
125		Egypt Government International Bond, 144A	5.625%	4/16/30	B	135,916
270		Egypt Government International Bond, 144A	5.577%	2/21/23	B	261,824
640		Egypt Government International Bond, 144A	7.500%	1/31/27	B	651,241
305		Egypt Government International Bond, 144A	6.588%	2/21/28	B	291,275
250		Egypt Government International Bond, 144A	7.903%	2/21/48	B	238,125
200		Egypt Government International Bond, Reg S	8.500%	1/31/47	B	200,225
		Total Egypt				1,923,207

		El Salvador – 0.0%

45		El Salvador Government International Bond, Reg S	8.250%	4/10/32	B3	45,822
75		El Salvador Government International Bond, Reg S	7.625%	9/21/34	B3	75,375
		Total El Salvador				121,197

		Ethiopia – 0.1%

200		Ethiopia International Bond, Reg S	6.625%	12/11/24	B1	202,636

		Ghana – 0.6%

310		Ghana Government International Bond, 144A	7.625%	5/16/29	B	310,292
445		Ghana Government International Bond, 144A	10.750%	10/14/30	BB–	553,447
250		Ghana Government International Bond, 144A	8.627%	6/16/49	B	250,000
215		Ghana Government International Bond, Reg S	8.627%	6/16/49	B	214,669
		Total Ghana				1,328,408

		Greece – 0.2%

200	EUR	Hellenic Republic Government Bond, 144A, Reg S	4.375%	8/01/22	BB–	242,193
140	EUR	Hellenic Republic Government Bond, Reg S	3.500%	1/30/23	BB–	164,091
		Total Greece				406,284

		Honduras – 0.1%

150		Honduras Government International Bond, 144A	6.250%	1/19/27	BB–	153,953

		Hong Kong – 0.1%

200		Shimao Property Holdings Ltd, Reg S	4.750%	7/03/22	BBB–	191,813

		Hungary – 2.2%

2,360		Hungary Government International Bond	6.375%	3/29/21	BBB–	2,518,120
1,824		Hungary Government International Bond	5.375%	2/21/23	BBB–	1,932,539
196		Hungary Government International Bond	5.750%	11/22/23	BBB–	212,268
390		MFB Magyar Fejlesztesi Bank Zrt, Reg S	6.250%	10/21/20	Baa3	408,722
		Total Hungary				5,071,649

		Indonesia – 1.0%

200		Indonesia Government International Bond, 144A	5.250%	1/08/47	Baa2	203,962
330		Indonesia Government International Bond, Reg S	4.750%	1/08/26	Baa2	334,519
200		Indonesia Government International Bond, Reg S	4.350%	1/08/27	Baa2	197,258
400		Indonesia Government International Bond, Reg S	5.125%	1/15/45	Baa2	400,651
350		Indonesia Government International Bond, Reg S	5.250%	1/08/47	Baa2	356,934
6,200,000	IDR	International Finance Corporation, (WI/DD)	8.000%	10/09/23	Aaa	416,066
200		Perusahaan Listrik Negara PT, 144A	5.450%	5/21/28	Baa2	205,345
200		Perusahaan Listrik Negara PT, 144A	6.150%	5/21/48	Baa2	207,572
		Total Indonesia				2,322,307

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Ireland – 0.1%

$200		Minejesa Capital BV, Reg S	4.625%	8/10/30	Baa3	$183,306

		Israel – 0.2%

400		Israel Government International Bond	4.500%	1/30/43	AA–	405,888
200		Israel Government International Bond	4.125%	1/17/48	AA–	191,032
		Total Israel				596,920

		Jamaica – 0.1%

200		Jamaica Government International Bond	7.875%	7/28/45	B	233,500

		Jordan – 0.2%

200		Jordan Government International Bond, 144A	7.375%	10/10/47	B+	188,000
200		Jordan Government International Bond, Reg S	6.125%	1/29/26	B+	196,128
200		Jordan Government International Bond, Reg S	5.750%	1/31/27	B+	189,257
		Total Jordan				573,385

		Kazakhstan – 0.9%

330		Development Bank of Kazakhstan JSC, Reg S	6.500%	6/03/20	Baa3	339,004
220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB–	216,872
380		KazMunayGas National Co JSC, 144A	3.875%	4/19/22	Baa3	378,442
420		KazMunayGas National Co JSC, 144A	5.375%	4/24/30	Baa3	426,762
395		KazMunayGas National Co JSC, 144A	5.750%	4/19/47	Baa3	389,075
400		KazMunayGas National Co JSC, 144A	6.375%	10/24/48	Baa3	419,448
		Total Kazakhstan				2,169,603

		Kenya – 0.1%

200		Kenya Government International Bond, 144A	8.250%	2/28/48	B+	193,016

		Lebanon – 0.2%

160		Lebanon Government International Bond, Reg S	5.450%	11/28/19	B–	151,274
130		Lebanon Government International Bond, Reg S	5.800%	4/14/20	B–	120,825
130		Lebanon Government International Bond, Reg S	8.250%	4/12/21	B–	122,060
		Total Lebanon				394,159

		Malaysia – 0.1%

230		Petronas Capital Ltd, Reg S	3.500%	3/18/25	A1	224,687

		Mexico – 0.8%

1,307		Petroleos Mexicanos	6.750%	9/21/47	BBB+	1,247,126
266		Petroleos Mexicanos, 144A	6.350%	2/12/48	BBB+	243,656
45		Petroleos Mexicanos, Reg S	5.350%	2/12/28	BBB+	42,412
190		Petroleos Mexicanos, Reg S	6.350%	2/12/48	BBB+	174,040
135		Petroleos Mexicanos	6.500%	3/13/27	BBB+	137,903
		Total Mexico				1,845,137

		Morocco – 0.6%

760		Office Cherifien Des Phosphates SA, Reg S	5.625%	4/25/24	BBB–	780,193
295		Office Cherifien Des Phosphates SA, Reg S	4.500%	10/22/25	BBB–	282,984
280		Office Cherifien Des Phosphates SA, Reg S	6.875%	4/25/44	BBB–	299,283
		Total Morocco				1,362,460

		Nigeria – 0.7%

465		Nigeria Government International Bond, 144A	6.500%	11/28/27	B+	447,376
200		Nigeria Government International Bond, 144A	7.143%	2/23/30	B+	195,060
200		Nigeria Government International Bond, 144A	7.875%	2/16/32	B+	204,300
200		Nigeria Government International Bond, 144A	7.625%	11/28/47	B+	191,396
645		Nigeria Government International Bond, Reg S	7.875%	2/16/32	B+	658,471
		Total Nigeria				1,696,603

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Oman – 0.9%

$260		Oman Government International Bond, 144A	3.625%	6/15/21	Baa3	$254,150
210		Oman Government International Bond, 144A	4.125%	1/17/23	Baa3	204,628
400		Oman Government International Bond, 144A	6.500%	3/08/47	Baa3	380,067
305		Oman Government International Bond, 144A	6.750%	1/17/48	Baa3	296,649
700		Oman Government International Bond, Reg S	5.375%	3/08/27	Baa3	678,964
200		Oztel Holdings SPC Ltd, 144A	6.625%	4/24/28	Baa3	200,340
		Total Oman				2,014,798

		Pakistan – 0.1%

275		Pakistan Government International Bond, 144A	7.250%	4/15/19	B	275,224

		Panama – 0.1%

200		Panama Government International Bond	4.500%	4/16/50	BBB	198,302

		Papua New Guinea – 0.1%

200		Papua New Guinea Government International Bond, 144A, (WI/DD)	8.375%	10/04/28	B	202,500

		Paraguay – 0.3%

200		Paraguay Government International Bond, 144A	4.700%	3/27/27	Ba1	199,000
200		Paraguay Government International Bond, Reg S	4.625%	1/25/23	Ba1	201,750
315		Paraguay Government International Bond, Reg S	6.100%	8/11/44	Ba1	329,018
		Total Paraguay				729,768

		Peru – 0.2%

420		Peru LNG Srl, 144A	5.375%	3/22/30	BBB–	418,530

		Qatar – 0.8%

200		Qatar Government International Bond, 144A	4.500%	4/23/28	AA–	205,800
825		Qatar Government International Bond, 144A	5.103%	4/23/48	AA–	858,000
965		Qatar Government International Bond, Reg S	2.375%	6/02/21	AA–	938,096
		Total Qatar				2,001,896

		Romania – 0.5%

241	EUR	Romanian Government International Bond, 144A	2.875%	5/26/28	BBB–	285,899
95	EUR	Romanian Government International Bond, 144A	2.500%	2/08/30	BBB–	105,012
45	EUR	Romanian Government International Bond, 144A	3.375%	2/08/38	BBB–	49,107
126		Romanian Government International Bond, 144A	5.125%	6/15/48	BBB–	123,798
590	EUR	Romanian Government International Bond, Reg S	3.875%	10/29/35	BBB–	693,915
		Total Romania				1,257,731

		Russia – 1.7%

195		Gazprom OAO Via Gaz Capital SA, Reg S	9.250%	4/23/19	BBB–	200,123
400		Russian Foreign Bond – Eurobond, 144A	4.375%	3/21/29	BBB–	383,240
600		Russian Foreign Bond – Eurobond, 144A	4.250%	6/23/27	BBB–	575,218
300		Russian Foreign Bond – Eurobond, Reg S	5.000%	4/29/20	BBB–	305,656
800		Russian Foreign Bond – Eurobond, Reg S	4.875%	9/16/23	BBB–	824,305
600		Russian Foreign Bond – Eurobond, Reg S	4.750%	5/27/26	BBB–	598,973
400		Russian Foreign Bond – Eurobond, Reg S	4.250%	6/23/27	BBB–	383,640
200		Russian Foreign Bond – Eurobond, Reg S	5.625%	4/04/42	BBB–	210,146
600		Russian Foreign Bond – Eurobond, Reg S	5.250%	6/23/47	BBB–	574,915
		Total Russia				4,056,216

		Saudi Arabia – 0.9%

240		Saudi Government International Bond, 144A	2.375%	10/26/21	A1	231,600
245		Saudi Government International Bond, 144A	2.875%	3/04/23	A1	236,621
200		Saudi Government International Bond, 144A	4.000%	4/17/25	A1	200,100
305		Saudi Government International Bond, 144A	4.500%	4/17/30	A1	306,373
215		Saudi Government International Bond, 144A	4.625%	10/04/47	A1	207,110
680		Saudi Government International Bond, Reg S	2.375%	10/26/21	A1	656,200

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (6)	Value

		Saudi Arabia (continued)

$200		Saudi Government International Bond, Reg S	4.000%	4/17/25	A1	$200,067
		Total Saudi Arabia				2,038,071

		Senegal – 0.7%

100	EUR	Senegal Government International Bond, 144A	4.750%	3/13/28	Ba3	112,166
200		Senegal Government International Bond, 144A	6.250%	5/23/33	Ba3	186,282
200		Senegal Government International Bond, 144A	6.750%	3/13/48	Ba3	178,808
200		Senegal Government International Bond, Reg S	8.750%	5/13/21	Ba3	217,318
565		Senegal Government International Bond, Reg S	6.250%	7/30/24	Ba3	569,258
200		Senegal Government International Bond, Reg S	6.250%	5/23/33	Ba3	186,282
200		Senegal Government International Bond, Reg S	6.750%	3/13/48	Ba3	178,506
		Total Senegal				1,628,620

		Serbia – 0.3%

570		Serbia International Bond, Reg S	7.250%	9/28/21	BB	620,530

		South Africa – 1.0%

270		Eskom Holdings SOC Ltd, Reg S	6.750%	8/06/23	B3	259,199
3,315	ZAR	Republic of South Africa Government Bond	8.000%	1/31/30	Baa3	211,787
700	ZAR	Republic of South Africa Government Bond	6.250%	3/31/36	Baa3	35,254
465		Republic of South Africa Government International Bond	5.875%	9/16/25	Baa3	472,486
320		Republic of South Africa Government International Bond	4.850%	9/27/27	Baa3	301,031
480		Republic of South Africa Government International Bond	5.875%	6/22/30	Baa3	477,199
200		Republic of South Africa Government International Bond	5.000%	10/12/46	Baa3	171,756
200		Republic of South Africa Government International Bond	6.300%	6/22/48	Baa3	193,929
200		SASOL Financing USA LLC	5.875%	3/27/24	BBB–	203,736
		Total South Africa				2,326,377

		Sri Lanka – 1.3%

720		Sri Lanka Government International Bond, 144A	6.000%	1/14/19	B+	720,168
505		Sri Lanka Government International Bond, 144A	6.850%	11/03/25	B+	498,496
335		Sri Lanka Government International Bond, 144A	6.200%	5/11/27	B+	314,012
310		Sri Lanka Government International Bond, Reg S	6.250%	7/27/21	B+	310,547
200		Sri Lanka Government International Bond, Reg S	5.875%	7/25/22	B+	196,506
415		Sri Lanka Government International Bond, Reg S	6.850%	11/03/25	B+	409,655
200		Sri Lanka Government International Bond, Reg S	6.825%	7/18/26	B+	196,329
480		Sri Lanka Government International Bond, Reg S	6.200%	5/11/27	B+	449,928
		Total Sri Lanka				3,095,641

		Tunisia – 0.2%

105	EUR	Banque Centrale de Tunisie International Bond, Reg S	5.625%	2/17/24	B+	119,191
500		Banque Centrale de Tunisie International Bond, Reg S	5.750%	1/30/25	B+	440,000
		Total Tunisia				559,191

		Turkey – 1.1%

870		Turkey Government International Bond	7.000%	6/05/20	BB	878,395
345		Turkey Government International Bond	5.625%	3/30/21	BB	337,927
200		Turkey Government International Bond	6.000%	3/25/27	BB	182,026
200		Turkey Government International Bond	5.125%	2/17/28	BB	169,988
400		Turkey Government International Bond	6.000%	1/14/41	BB	329,463
880		Turkey Government International Bond	5.750%	5/11/47	BB	685,766
		Total Turkey				2,583,565

		Ukraine – 1.1%

835		Ukraine Government International Bond, 144A	0.000%	2/28/19	N/R	804,031
117		Ukraine Government International Bond, 144A	7.750%	9/01/21	B–	117,877
103		Ukraine Government International Bond, 144A	7.750%	9/01/23	B–	101,120
103		Ukraine Government International Bond, 144A	7.750%	9/01/25	B–	97,952
200		Ukraine Government International Bond, 144A	7.750%	9/01/27	B–	185,760
643		Ukraine Government International Bond, 144A	7.375%	9/25/32	B–	558,317
105		Ukraine Government International Bond, Reg S	7.750%	9/01/23	B–	103,010

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	(5)	Description (1)			Coupon	Maturity	Ratings (6)	Value

		Ukraine (continued)

$230		Ukraine Government International Bond, Reg S			7.750%	9/01/25	B–	$218,728
215		Ukraine Government International Bond, Reg S			7.750%	9/01/26	B–	201,997
100		Ukraine Government International Bond, Reg S			7.750%	9/01/27	B–	92,928
255		Ukraine Government International Bond, Reg S			7.375%	9/25/32	B–	223,699
		Total Ukraine						2,705,419

		United Arab Emirates – 1.0%

915		Abu Dhabi Government International Bond, 144A			2.500%	10/11/22	AA	880,321
510		Abu Dhabi Government International Bond, 144A			3.125%	10/11/27	AA	481,950
370		Abu Dhabi Government International Bond, Reg S			4.125%	10/11/47	AA	352,530
200		Abu Dhabi National Energy Co PJSC, 144A			4.875%	4/23/30	A	200,200
360		Abu Dhabi National Energy Co PJSC, Reg S			4.375%	6/22/26	A	355,894
		Total United Arab Emirates						2,270,895

		Uruguay – 0.3%

376		Uruguay Government International Bond			5.100%	6/18/50	BBB	383,491
330		Uruguay Government International Bond			4.975%	4/20/55	Baa2	330,000
		Total Uruguay						713,491

		Venezuela – 0.3%

1,877		Petroleos de Venezuela SA, Reg S, (8)			6.000%	11/15/26	C	403,501
360		Venezuela Government International Bond, Reg S, (8)			9.000%	5/07/23	C	97,092
1,170		Venezuela Government International Bond, Reg S, (8)			9.250%	5/07/28	C	308,529
		Total Venezuela						809,122

		Zambia – 0.2%

215		Zambia Government International Bond, Reg S			8.500%	4/14/24	B	152,729
325		Zambia Government International Bond, Reg S			8.970%	7/30/27	B	230,750
		Total Zambia						383,479
		Total Emerging Market Debt and Foreign Corporate Bonds (cost $80,362,961)						77,780,482

Principal Amount (000)		Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (6)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 32.8% (22.5% of Total Investments) (9)

		Aerospace & Defense – 0.2%

$489		Transdigm, Inc., Term Loan F	4.742%	1-Month LIBOR	2.500%	6/09/23	Ba2	$491,169

		Airlines – 1.0%

480		American Airlines, Inc., Term Loan 2025	3.980%	1-Month LIBOR	1.750%	6/27/25	BB+	471,837
1,960		American Airlines, Inc., Term Loan B	4.242%	1-Month LIBOR	2.000%	4/28/23	BB+	1,953,140
2,440		Total Airlines						2,424,977

		Automobiles – 0.2%

576		Chrysler Group LLC, Term Loan	4.250%	1-Month LIBOR	2.000%	12/31/18	BBB–	577,321

		Biotechnology – 0.3%

739		Grifols, Inc., Term Loan B	4.417%	1-Week LIBOR	2.250%	1/31/25	BB	743,452

		Building Products – 0.4%

154		Fairmount, Initial Term Loan	6.136%	3-Month LIBOR	3.750%	6/01/25	BB	145,832
865		Quikrete Holdings, Inc., Term Loan B	4.992%	1-Month LIBOR	2.750%	11/15/23	BB–	867,626
1,019		Total Building Products						1,013,458

		Capital Markets – 0.2%

480		RPI Finance Trust, Term Loan B6	4.386%	3-Month LIBOR	2.000%	3/27/23	BBB–	482,197

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (6)	Value

	Chemicals – 0.8%

$652	Axalta Coating Systems, Term Loan, First Lien	4.136%	3-Month LIBOR	1.750%	6/01/24	BBB–	$653,806
484	H.B. Fuller Company, Term Loan B	4.165%	1-Month LIBOR	2.000%	10/22/24	BB+	483,730
199	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	200,617
590	Univar, Inc., Term Loan B	4.492%	1-Month LIBOR	2.250%	7/01/24	BB	592,404
1,925	Total Chemicals						1,930,557

	Commercial Services & Supplies – 0.4%

711	ADS Waste Holdings, Inc., Term Loan B	4.413%	1-Week LIBOR	2.250%	11/10/23	BB+	713,923
43	West Corporation, Incremental Term Loan B1	5.742%	1-Month LIBOR	3.500%	10/10/24	Ba3	42,356
160	West Corporation, Term Loan B	6.242%	1-Month LIBOR	4.000%	10/10/24	Ba3	159,400
914	Total Commercial Services & Supplies						915,679

	Communications Equipment – 0.3%

105	CommScope, Inc., Term Loan B	4.242%	1-Month LIBOR	2.000%	12/29/22	BB+	105,969
565	Plantronics, Term Loan B	4.742%	1-Month LIBOR	2.500%	7/02/25	BB	567,868
670	Total Communications Equipment						673,837

	Containers & Packaging – 0.7%

349	Berry Global, Inc., Term Loan Q	4.186%	2-Month LIBOR	2.000%	10/01/22	BBB–	350,500
1,251	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.992%	1-Month LIBOR	2.750%	2/05/23	B+	1,258,176
1,600	Total Containers & Packaging						1,608,676

	Distributors – 0.2%

500	SRS Distribution, Inc., Term Loan B	5.441%	3-Month LIBOR	3.250%	5/23/25	B	497,240

	Diversified Financial Services – 0.7%

500	Lions Gate Entertainment Corporation, Term Loan A	3.992%	1-Month LIBOR	1.750%	3/22/23	BB–	500,000
500	Refinitiv, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	499,480
337	Travelport LLC, Term Loan B	4.814%	3-Month LIBOR	2.500%	3/17/25	B+	337,590
378	Veritas US, Inc., Term Loan B1	6.778%	3-Month LIBOR	4.500%	1/27/23	B	369,029
1,715	Total Diversified Financial Services						1,706,099

	Diversified Telecommunication Services – 1.8%

1,215	CenturyLink, Inc., Term Loan B	4.992%	1-Month LIBOR	2.750%	1/31/25	BBB–	1,208,318
766	Frontier Communications Corporation, Term Loan B	6.000%	1-Month LIBOR	3.750%	1/14/22	B	752,893
511	Intelsat Jackson Holdings, S.A., Term Loan B	5.980%	1-Month LIBOR	3.750%	11/30/23	B	513,596
78	Intelsat Jackson Holdings, S.A., Term Loan B4	6.730%	1-Month LIBOR	4.500%	1/02/24	B1	82,529
125	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	130,918
227	Level 3 Financing, Inc., Tranche B, Term Loan	4.432%	1-Month LIBOR	2.250%	2/22/24	BBB–	227,655
261	WideOpenWest Finance LLC, Term Loan B	5.408%	1-Month LIBOR	3.250%	8/18/23	B	256,569
1,000	Ziggo B.V., Term Loan E	4.658%	1-Month LIBOR	2.500%	4/15/25	BB–	983,125
4,183	Total Diversified Telecommunication Services						4,155,603

	Electric Utilities – 0.5%

800	Vistra Operations Co., Term Loan B1	4.242%	1-Month LIBOR	2.000%	8/01/23	BBB–	802,036
277	Vistra Operations Co., Term Loan B3	4.181%	1-Month LIBOR	2.000%	12/31/25	BBB–	277,666
1,077	Total Electric Utilities						1,079,702

	Electrical Equipment – 0.2%

376	Zebra Technologies Corporation, Term Loan B	4.063%	3-Month LIBOR	1.750%	10/27/21	BB+	378,450

	Energy Equipment & Services – 0.2%

15	Ocean Rig UDW, Inc., Term Loan	0.000%	N/A	N/A	9/20/24	Caa1	15,708
333	Verscend Technologies, Tern Loan B	6.742%	1-Month LIBOR	4.500%	8/27/25	B+	336,736
348	Total Energy Equipment & Services						352,444

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (6)	Value

	Entertainment – 0.1%

$211	Lions Gate Entertainment Corp., Term Loan B	4.492%	1-Month LIBOR	2.250%	3/24/25	BB–	$211,534

	Equity Real Estate Investment Trusts – 0.5%

560	Communications Sales & Leasing, Inc., Shortfall Term Loan	5.242%	1-Month LIBOR	3.000%	10/24/22	B–	537,068
621	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	8.242%	1-Month LIBOR	6.000%	6/30/22	CCC+	588,338
1,181	Total Equity Real Estate Investment Trusts						1,125,406

	Food & Staples Retailing – 0.7%

1,614	Albertson’s LLC, Term Loan B4	4.992%	1-Month LIBOR	2.750%	8/25/21	BB–	1,617,276

	Food Products – 1.2%

480	Jacobs Douwe Egberts, Term Loan B	4.625%	3-Month LIBOR	2.250%	7/01/22	BB	484,027
2,287	US Foods, Inc., Term Loan B	4.242%	1-Month LIBOR	2.000%	6/27/23	BBB–	2,298,571
2,767	Total Food Products						2,782,598

	Health Care Equipment & Supplies – 0.4%

439	Acelity, Term Loan B	5.636%	3-Month LIBOR	3.250%	2/02/24	B	441,610
398	ConvaTec, Inc., Term Loan B	4.636%	3-Month LIBOR	2.250%	10/25/23	BB	401,249
837	Total Health Care Equipment & Supplies						842,859

	Health Care Providers & Services – 1.6%

781	Acadia Healthcare, Inc., Term Loan B3	4.742%	1-Month LIBOR	2.500%	2/11/22	BB–	787,177
86	Air Medical Group Holdings, Inc., Term Loan B	6.415%	1-Month LIBOR	4.250%	3/14/25	B	86,112
275	Community Health Systems, Inc., Term Loan H	5.563%	3-Month LIBOR	3.250%	1/27/21	B–	272,012
796	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	4.992%	1-Month LIBOR	2.750%	6/24/21	BBB–	800,146
1,233	HCA, Inc., Term Loan B10	4.242%	1-Month LIBOR	2.000%	3/13/25	BBB–	1,243,440
47	HCA, Inc., Term Loan B11	3.992%	1-Month LIBOR	1.750%	3/17/23	BBB–	46,996
326	Millennium Laboratories, Inc., Term Loan B, First Lien	8.742%	1-Month LIBOR	6.500%	12/21/20	CCC+	182,619
249	PharMerica, Term Loan, First Lien	5.648%	1-Month LIBOR	3.500%	12/06/24	B	250,733
3,793	Total Health Care Providers & Services						3,669,235

	Health Care Technology – 0.4%

975	Emdeon, Inc., Term Loan	4.992%	1-Month LIBOR	2.750%	3/01/24	B+	979,344

	Hotels, Restaurants & Leisure – 3.2%

466	Aramark Corporation, Term Loan	4.084%	3-Month LIBOR	1.750%	3/11/25	BBB–	468,371
1,756	Burger King Corporation, Term Loan B3	4.492%	1-Month LIBOR	2.250%	2/16/24	B+	1,759,171
561	Caesars Entertainment Operating Company, Inc., Term Loan B	4.242%	1-Month LIBOR	2.000%	10/06/24	BB	561,243
744	Caesars Resort Collection, Term Loan, First Lien	4.992%	1-Month LIBOR	2.750%	12/23/24	BB	749,288
935	Hilton Hotels, Term Loan B	3.966%	1-Month LIBOR	1.750%	10/25/23	BBB–	939,839
497	Las Vegas Sands Corporation, Term Loan B	3.992%	1-Month LIBOR	1.750%	3/27/25	BBB–	497,629
500	Marriott Ownership Resorts, Term Loan B	4.492%	1-Month LIBOR	2.250%	8/29/25	BBB–	505,000
731	MGM Growth Properties, Term Loan B	4.242%	1-Month LIBOR	2.000%	4/25/25	BB+	733,020
777	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.242%	1-Month LIBOR	3.000%	4/01/24	B	776,969
490	YUM Brands, Term Loan B	3.915%	1-Month LIBOR	1.750%	4/03/25	BBB–	491,290
7,457	Total Hotels, Restaurants & Leisure						7,481,820

	Household Products – 0.6%

706	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.813%	3-Month LIBOR	3.500%	11/16/20	CCC+	540,461
628	Serta Simmons Holdings LLC, Term Loan, First Lien	5.610%	1-Month LIBOR	3.500%	11/08/23	B–	570,051

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (6)	Value

	Household Products (continued)

$340	Spectrum Brands, Inc., Refinanced Term Loan	4.349%	3-Month LIBOR	2.000%	6/23/22	BB	$342,045
1,674	Total Household Products						1,452,557

	Independent Power & Renewable Electricity Producers – 0.2%

497	NRG Energy, Inc., Term Loan B	4.136%	3-Month LIBOR	1.750%	6/30/23	BBB–	498,545

	Industrial Conglomerates – 0.2%

446	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.596%	3-Month LIBOR	4.250%	6/16/24	B	448,942

	Interactive Media & Services – 0.2%

377	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.348%	3-Month LIBOR	3.000%	11/03/23	BB–	372,881

	Internet and Direct Marketing Retail – 0.2%

499	Uber Technologies, Inc., Term Loan	6.120%	1-Month LIBOR	4.000%	4/04/25	N/R	502,725

	Internet Software & Services – 0.4%

489	Ancestry.com, Inc., Term Loan, First Lien	5.500%	1-Month LIBOR	3.250%	10/19/23	B	491,502
499	GTT Communications, Inc., Term Loan, First Lien	4.990%	1-Month LIBOR	2.750%	6/02/25	B	495,391
988	Total Internet Software & Services						986,893

	IT Services – 1.9%

803	First Data Corporation, Term Loan, First Lien	4.212%	1-Month LIBOR	2.000%	7/10/22	BB	804,969
412	First Data Corporation, Term Loan, First Lien	4.212%	1-Month LIBOR	2.000%	4/26/24	BB	413,285
366	Gartner, Inc., Term Loan A	3.992%	1-Month LIBOR	1.750%	3/21/22	BB+	368,733
978	Leidos Holdings, Inc., Term Loan B	4.000%	1-Month LIBOR	1.750%	8/22/25	BBB–	982,787
494	Tempo Acquisition LLC, Term Loan B	5.242%	1-Month LIBOR	3.000%	5/01/24	B	496,263
386	Vantiv LLC, Repriced Term Loan B3	3.884%	1-Month LIBOR	1.750%	10/14/23	BBB–	387,305
497	Vantiv LLC, Repriced Term Loan B4	3.884%	1-Month LIBOR	1.750%	8/09/24	BBB–	498,938
489	WEX, Inc., Term Loan B	4.492%	1-Month LIBOR	2.250%	7/01/23	BB–	491,262
4,425	Total IT Services						4,443,542

	Leisure Products – 0.5%

1,023	24 Hour Fitness Worldwide, Inc., Term Loan B	5.742%	1-Month LIBOR	3.500%	5/30/25	B+	1,031,733
91	Academy, Ltd., Term Loan B	6.104%	1-Month LIBOR	4.000%	7/01/22	CCC+	70,747
1,114	Total Leisure Products						1,102,480

	Life Sciences Tools & Services – 0.3%

305	Inventiv Health, Inc., Term Loan B	4.242%	1-Month LIBOR	2.000%	8/01/24	BB	305,583
499	Quintiles Transnational, Dollar Term Loan B3	4.136%	3-Month LIBOR	1.750%	6/11/25	BBB–	499,166
804	Total Life Sciences Tools & Services						804,749

	Machinery – 0.2%

286	Gates Global LLC, Term Loan B	4.992%	1-Month LIBOR	2.750%	4/01/24	B+	288,396
205	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.242%	1-Month LIBOR	2.000%	8/21/24	BB+	206,399
491	Total Machinery						494,795

	Marine – 0.1%

112	Harvey Gulf International Marine, Inc., Exit Term Loan	8.508%	6-Month LIBOR	6.000%	7/02/23	B	112,673

	Media – 3.4%

981	Cequel Communications LLC, Term Loan B	4.492%	1-Month LIBOR	2.250%	7/28/25	BB	982,382
950	Charter Communications Operating Holdings LLC, Term Loan B	4.250%	1-Month LIBOR	2.000%	4/30/25	BBB–	952,804
249	Cineworld Group PLC, Term Loan B	4.742%	1-Month LIBOR	2.500%	2/28/25	BB–	248,750

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (6)	Value

	Media (continued)

$92	Clear Channel Communications, Inc., Term Loan E, (8)	9.797%	N/A	N/A	7/30/19	N/R	$69,412
748	Clear Channel Communications, Inc., Tranche D, Term Loan, (8)	8.992%	N/A	N/A	1/30/19	N/R	563,733
810	Cumulus Media, Inc., Exit Term Loan	6.750%	1-Month LIBOR	4.500%	5/13/22	B	802,299
277	Gray Television, Inc., Term Loan B2	4.354%	1-Month LIBOR	2.250%	2/07/24	BB	277,563
591	Meredith, Term Loan B	5.242%	1-Month LIBOR	3.000%	1/31/25	BB	595,195
83	Nexstar Broadcasting Group, Term Loan	4.604%	1-Month LIBOR	2.500%	1/17/24	BB+	83,780
594	Nexstar Broadcasting Group, Term Loan B	4.604%	1-Month LIBOR	2.500%	1/17/24	BB+	597,208
500	Numericable Group S.A., Term Loan B13	6.158%	1-Month LIBOR	4.000%	8/14/26	B	497,142
497	Sinclair Television Group, Term Loan B2	4.500%	1-Month LIBOR	2.250%	1/31/24	BB+	499,749
479	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.886%	3-Month LIBOR	3.500%	8/15/22	B	481,997
1,388	Univision Communications, Inc., Term Loan C5	4.992%	1-Month LIBOR	2.750%	3/15/24	BB–	1,352,657
8,239	Total Media						8,004,671

	Multiline Retail – 0.1%

249	EG America LLC, Term Loan, First Lien	6.386%	3-Month LIBOR	4.000%	2/07/25	B	249,567

	Oil, Gas & Consumable Fuels – 0.4%

208	Fieldwood Energy LLC, Exit Term Loan	7.492%	1-Month LIBOR	5.250%	4/11/22	B+	209,847
281	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.492%	1-Month LIBOR	7.250%	4/11/23	B+	273,877
384	Seadrill Partners LLC, Initial Term Loan	8.386%	3-Month LIBOR	6.000%	2/21/21	CCC+	365,325
9	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC	8,749
882	Total Oil, Gas & Consumable Fuels						857,798

	Pharmaceuticals – 0.2%

523	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.104%	1-Month LIBOR	3.000%	6/02/25	BB–	526,559

	Professional Services – 0.8%

1,037	Formula One Group, Term Loan B	4.742%	1-Month LIBOR	2.500%	2/01/24	B+	1,030,229
246	Nielsen Finance LLC, Term Loan B4	4.133%	1-Month LIBOR	2.000%	10/04/23	BBB–	245,698
479	On Assignment, Inc., Term Loan B	4.242%	1-Month LIBOR	2.000%	4/02/25	BB	480,953
1,762	Total Professional Services						1,756,880

	Real Estate Management & Development – 0.6%

440	Capital Automotive LP, Term Loan, First Lien	4.750%	1-Month LIBOR	2.500%	3/25/24	B	441,501
950	GGP, Term Loan B	4.742%	1-Month LIBOR	2.500%	8/27/25	BB+	946,932
1,390	Total Real Estate Management & Development						1,388,433

	Semiconductors & Semiconductor Equipment – 0.3%

276	MaxLinear, Inc., Term Loan B	4.658%	1-Month LIBOR	2.500%	5/13/24	BB–	276,473
455	Microchip Technology., Inc., Term Loan B	4.250%	1-Month LIBOR	2.000%	5/29/25	BB+	456,306
731	Total Semiconductors & Semiconductor Equipment						732,779

	Software – 2.7%

472	BMC Software, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	476,809
719	Ellucian, Term Loan B, First Lien	5.636%	3-Month LIBOR	3.250%	9/30/22	B	723,019
491	Greeneden U.S. Holdings II LLC, Term Loan B	5.742%	1-Month LIBOR	3.500%	12/01/23	B	494,493
607	Infor (US), Inc., Term Loan B	4.992%	3-Month LIBOR	2.750%	2/01/22	B	609,511
493	Kronos Incorporated, Term Loan B	5.343%	3-Month LIBOR	3.000%	11/20/23	B	495,583
288	McAfee LLC, Term Loan	6.742%	1-Month LIBOR	4.500%	9/30/24	B	291,206
128	Micro Focus International PLC, New Term Loan	4.742%	1-Month LIBOR	2.500%	6/21/24	BB–	128,147
867	Micro Focus International PLC, Term Loan B	4.742%	1-Month LIBOR	2.500%	6/21/24	BB–	865,406
1,019	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.492%	1-Month LIBOR	2.250%	4/16/25	BB	1,021,599

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (6)	Value

	Software (continued)

$396	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.492%	1-Month LIBOR	2.250%	4/16/25	BB	$396,550
911	Tibco Software, Inc., Term Loan, First Lien	5.750%	1-Month LIBOR	3.500%	12/04/20	B	916,194
6,391	Total Software						6,418,517

	Specialty Retail – 0.6%

992	Belron Finance US LLC, Initial Term Loan B	4.843%	3-Month LIBOR	2.500%	11/07/24	BB	999,323
460	Petco Animal Supplies, Inc., Term Loan B1	5.592%	3-Month LIBOR	3.250%	1/26/23	B2	374,275
147	Petsmart Inc., Term Loan B, First Lien	5.120%	1-Month LIBOR	3.000%	3/11/22	B3	128,308
1,599	Total Specialty Retail						1,501,906

	Technology Hardware, Storage & Peripherals – 0.9%

738	Dell International LLC, Refinancing Term Loan B	4.250%	1-Month LIBOR	2.000%	9/07/23	BBB–	740,322
340	Dell International LLC, Replacement Term Loan A3	3.750%	1-Month LIBOR	1.500%	12/31/18	BBB–	341,072
1,061	Western Digital, Term Loan B	3.992%	1-Month LIBOR	1.750%	4/29/23	BBB–	1,063,964
2,139	Total Technology Hardware, Storage & Peripherals						2,145,358

	Textiles, Apparel & Luxury Goods – 0.4%

992	Hanesbrands, Term Loan B	3.992%	1-Month LIBOR	1.750%	12/16/24	BBB–	999,328

	Trading Companies & Distributors – 0.2%

571	HD Supply Waterworks, Ltd., Term Loan B	5.317%	3-Month LIBOR	3.000%	8/01/24	B+	573,541

	Transportation Infrastructure – 0.4%

877	Avolon LLC, Term Loan B	4.165%	1-Month LIBOR	2.000%	1/15/25	BBB–	880,911

	Wireless Telecommunication Services – 0.8%

985	Sprint Corporation, Term Loan, First Lien	4.750%	1-Month LIBOR	2.500%	2/02/24	BB–	988,694
767	UPC Financing Partnership, Term Loan AR1, First Lien	4.658%	1-Month LIBOR	2.500%	1/15/26	BB	766,939
1,752	Total Wireless Telecommunication Services						1,755,633
$77,410	Total Variable Rate Senior Loan Interests (cost $77,204,461)						76,753,596

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 0.8% (0.5% of Total Investments)

3,000	Goldman Sachs Finance Corp., Mandatory Exchangeable Notes, Linked to Common Stock of Coherent, Inc. (Cap 120.50% of Issue Price), 144A	10.000%	$ 168.2340	$202.7220	11/21/18		$513,307
2,430	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Broadcom Inc. (Cap 113.00% of Issue Price), 144A	10.000%	$ 209.2547	$236.4578	1/23/19		559,629
17,200	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of EQT Corporation (Cap 114.20% of Issue Price), 144A	8.000%	$ 55.0950	$62.9180	12/27/18		773,484
	Total Structured Notes (cost $1,934,100)						1,846,420

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3% (0.2% of Total Investments)

	Food Products – 0.3%

$630	Land O’ Lakes Incorporated, 144A			8.000%	N/A (10)	BB	$683,550
$630	Total $1,000 Par (or similar) Institutional Preferred (cost $630,000)						683,550

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Coupon		Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.2% (0.2% of Total Investments)

	Consumer Finance – 0.2%

21,440	GMAC Capital Trust I	8.097%		B+	$563,872
	Total $25 Par (or similar) Retail Preferred (cost $532,784)				563,872

Shares	Description (1)				Value

	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)

	Industrials – 0.0%

1,176	HGIM Corp, (2)				$63,504

	Oil, Gas & Consumable Fuels – 0.1%

388	Fieldwood Energy LLC, (2), (3)				19,788
1,923	Fieldwood Energy LLC, (3), (4)				84,974
	Total Oil, Gas & Consumable Fuels				104,762
	Total Common Stock Rights (cost $101,914)				168,266

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Media – 0.0%

$132	iHeartCommunications, Inc., (8)	9.000%	12/15/19	CC	$99,330
$132	Total Corporate Bonds (cost $123,006)				99,330
	Total Long-Term Investments (cost $303,458,207)				328,233,541

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 5.5% (3.8% of Total Investments)

	REPURCHASE AGREEMENTS – 4.9% (3.4% of Total Investments)

$11,509	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $11,509,622, collateralized by $10,870,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $11,747,274	1.050%	10/01/18		$11,508,615

	INVESTMENT COMPANIES – 0.6% (0.4% of Total Investments)

1,403,651	BlackRock Liquidity Funds T-Fund Portfolio, (12)	2.031% (13)	N/A		1,403,651
	Total Short-Term Investments (cost $12,912,266)				12,912,266
	Total Investments (cost $316,370,473) – 145.7%				341,145,807
	Borrowings – (45.7)% (14), (15)				(106,900,000)
	Other Assets Less Liabilities – (0.0)% (16)				(109,382)
	Net Assets Applicable to Common Shares – 100%				$234,136,425

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Turkish Lira	1,305,000	U.S. Dollar	202,117	Barclays Bank PLC	12/19/18	$3,505
Mexican Peso	4,010,000	U.S. Dollar	208,336	BNP Paribas SA	12/19/18	3,373
Czech Koruna	4,590,000	U.S. Dollar	211,161	Goldman Sachs	12/19/18	(3,391)
South African Rand	2,860,000	U.S. Dollar	197,928	Goldman Sachs	12/19/18	2,243
U.S. Dollar	217,172	South African Rand	3,316,000	Goldman Sachs	12/19/18	(14,914)
Polish Zloty	171,000	U.S. Dollar	46,102	HSBC Bank	12/19/18	371
Brazilian Real	409,000	U.S. Dollar	97,404	JPMorgan Chase Bank N.A.	12/04/18	3,363
Brazilian Real	40,000	U.S. Dollar	9,516	JPMorgan Chase Bank N.A.	12/04/18	339
Brazilian Real	224,000	U.S. Dollar	54,491	JPMorgan Chase Bank N.A.	12/04/18	698
Brazilian Real	74,000	U.S. Dollar	17,654	JPMorgan Chase Bank N.A.	12/04/18	577
Brazilian Real	112,000	U.S. Dollar	27,160	JPMorgan Chase Bank N.A.	12/04/18	434
Brazilian Real	709,000	U.S. Dollar	170,576	JPMorgan Chase Bank N.A.	12/04/18	4,104
Chilean Peso	141,300,000	U.S. Dollar	212,673	JPMorgan Chase Bank N.A.	12/19/18	2,325
Colombian Peso	633,700,000	U.S. Dollar	210,812	JPMorgan Chase Bank N.A.	12/19/18	2,741
Egyptian Pound	8,420,000	U.S. Dollar	438,999	JPMorgan Chase Bank N.A.	1/08/19	18,441
Peruvian Sol	712,000	U.S. Dollar	213,698	JPMorgan Chase Bank N.A.	12/19/18	1,165
Philippine Piso	11,470,000	U.S. Dollar	209,689	JPMorgan Chase Bank N.A.	12/19/18	1,158
Polish Zloty	604,000	U.S. Dollar	162,830	JPMorgan Chase Bank N.A.	12/19/18	1,319
Russian Ruble	2,776,000	U.S. Dollar	40,461	JPMorgan Chase Bank N.A.	12/19/18	1,580
Russian Ruble	3,265,000	U.S. Dollar	47,565	JPMorgan Chase Bank N.A.	12/19/18	1,881
Russian Ruble	5,225,000	U.S. Dollar	76,100	JPMorgan Chase Bank N.A.	12/19/18	3,029
Russian Ruble	1,796,000	U.S. Dollar	26,148	JPMorgan Chase Bank N.A.	12/19/18	1,051
Russian Ruble	3,265,000	U.S. Dollar	47,574	JPMorgan Chase Bank N.A.	12/19/18	1,872
Russian Ruble	13,890,000	U.S. Dollar	209,203	JPMorgan Chase Bank N.A.	12/19/18	1,150
U.S. Dollar	375,173	Brazilian Real	1,568,000	JPMorgan Chase Bank N.A.	12/04/18	(11,144)
U.S. Dollar	232,823	Russian Ruble	16,327,000	JPMorgan Chase Bank N.A.	12/19/18	(14,436)
U.S. Dollar	246,684	Egyptian Pound	4,650,000	JPMorgan Chase Bank N.A.	1/08/19	(5,940)
U.S. Dollar	4,025,861	Euro	3,451,000	State Street Bank and Trust	12/19/18	(7,186)
U.S. Dollar	25,698	Euro	22,000	UBS AG	12/19/18	(13)
Total						$(305)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bobl	Short	(4)	12/18	$(611,322)	$(606,996)	$4,326	$(1,533)
Eurex Euro-Bund	Short	(13)	12/18	(2,429,063)	(2,396,722)	32,341	(11,018)
Eurex Euro-Buxl	Short	(2)	12/18	(411,311)	(404,789)	6,522	(3,483)
Total				$(3,451,696)	$(3,408,507)	$43,189	$(16,034)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (17)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$56,200,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$3,115,078	$3,115,078

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$48,378,344	$39,969,295	$22,917	$88,370,556
Real Estate Investment Trust (REIT) Common Stocks	81,967,469	—	—	81,967,469
Emerging Market Debt and Foreign Corporate Bonds	—	77,780,482	—	77,780,482
Variable Rate Senior Loan Interests	—	76,753,596	—	76,753,596
Structured Notes	—	1,846,420	—	1,846,420
$1,000 Par (or similar) Institutional Preferred	—	683,550	—	683,550
$25 Par (or similar) Retail Preferred	563,872	—	—	563,872
Common Stock Rights	—	83,292	84,974	168,266
Corporate Bonds	—	99,330	—	99,330

Short-Term Investments:
Repurchase Agreements	—	11,508,615	—	11,508,615
Investment Companies	1,403,651	—	—	1,403,651

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	(305)	—	(305)
Futures Contracts*	43,189	—	—	43,189
Interest Rate Swaps*	—	3,115,078	—	3,115,078
Total	$132,356,525	$211,839,353	$107,891	$344,303,769
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the following Funds as of the end of the current fiscal period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$3,867,116	$(5,611,070)	$5,611,070	$(3,867,116)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$318,987,151
Gross unrealized:
Appreciation	$34,309,135
Depreciation	(12,150,479)
Net unrealized appreciation (depreciation) of investments	$22,158,656

Tax cost of forwards contracts	$ (305)
Net unrealized appreciation (depreciation) of forwards contracts	—

Tax cost of futures contracts	$ 43,189
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$ —
Net unrealized appreciation (depreciation) of swaps	3,115,078

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Step-up coupon bond, a bond with a coupon that increases (“step up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(8)

As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)	Perpetual security. Maturity date is not applicable.

(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(13)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(14)	Borrowings as a percentage of Total Investments is 31.3%.

(15)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(16)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable.

(17)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

LIBOR	London Interbank Offered Rate

N/A	Not applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

EUR	Euro

IDR	Indonesian Rupiah

ZAR	South African Rand

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018